Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates: instruments as of the following dates:

	June 30, 2026
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short term deposits	$4,052	$-	$4,052	$-
Short-term equity investment	$6	$6	$-	$-

	December 31, 2025
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short term deposits	$3,011	$-	$3,011	$-
Short-term equity investment	$1	$1	$-	$-